Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Disclosure Of Detailed Information About Trade And Other Receivables Explanatory

	Non-current 2019 US$m	Current 2019 US$m	Total 2019 US$m	Non-current 2018 US$m	Current 2018 US$m	Total 2018 US$m
Trade receivables(a)	1	2,097	2,098	—	2,167	2,167
Other financial receivables(a)	286	453	739	240	550	790
Receivables relating to net investment in finance leases(a)	52	11	63	—	—	—
Amounts due from equity accounted units(a)	—	38	38	—	50	50
Other receivables	123	209	332	129	226	355
Prepayment of tolling charges to jointly controlled entities(b)	221	—	221	228	—	228
Pension surpluses (note 44)	984	—	984	935	—	935
Other prepayments	49	219	268	53	186	239
Total	1,716	3,027	4,743	1,585	3,179	4,764

(a)
At 31 December 2019, trade and other financial receivables, receivables relating to net investment in finance leases and amounts due from equity accounted units are stated net of allowances for expected credit losses of US$54 million (2018: US$15 million).

(b)	These prepayments will be charged to Group operating costs as processing takes place.